Fees Summary	Sep. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000.00
Previously Paid Amount	25,071.13
Total Fee Amount	38,275.00
Total Offset Amount	0.00
Net Fee	13,203.87
Narrative - Max Aggregate Offering Price	$ 250,000,000.00
Final Prospectus	true